Loans Receivable - Schedule of Subsequently Defaulted TDRs (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 SecurityLoan	Dec. 31, 2012 SecurityLoan
TDRs Occurring During The Period [Member] | Non-Covered TDRs [Member]
Loans Receivable [Line Items]
Number of Loans	9	20
Pre-modification Outstanding Recorded Investment	$ 14,835	$ 5,161
Post-modification Outstanding Recorded Investment	12,429	4,551
TDRs That Subsequently Defaulted In Past 12 Months [Member]
Loans Receivable [Line Items]
Number of Loans	54	56
Recorded Investment	17,305	16,357
Real Estate [Member] | Commercial Loans [Member] | TDRs Occurring During The Period [Member] | Non-Covered TDRs [Member]
Loans Receivable [Line Items]
Number of Loans		14
Pre-modification Outstanding Recorded Investment		3,852
Post-modification Outstanding Recorded Investment		3,312
Real Estate [Member] | Commercial Loans [Member] | TDRs That Subsequently Defaulted In Past 12 Months [Member]
Loans Receivable [Line Items]
Number of Loans	35	44
Recorded Investment	4,452	14,615
Business [Member] | Commercial Loans [Member] | TDRs Occurring During The Period [Member] | Non-Covered TDRs [Member]
Loans Receivable [Line Items]
Number of Loans	9	4
Pre-modification Outstanding Recorded Investment	14,835	1,215
Post-modification Outstanding Recorded Investment	12,429	1,188
Business [Member] | Commercial Loans [Member] | TDRs That Subsequently Defaulted In Past 12 Months [Member]
Loans Receivable [Line Items]
Number of Loans	17	9
Recorded Investment	12,808	1,469
Residential Prime [Member] | Residential Mortgage Loans [Member] | TDRs Occurring During The Period [Member] | Non-Covered TDRs [Member]
Loans Receivable [Line Items]
Number of Loans
Pre-modification Outstanding Recorded Investment
Post-modification Outstanding Recorded Investment
Residential Prime [Member] | Residential Mortgage Loans [Member] | TDRs That Subsequently Defaulted In Past 12 Months [Member]
Loans Receivable [Line Items]
Number of Loans
Recorded Investment
Home Equity [Member] | Consumer and Other Loans [Member] | TDRs Occurring During The Period [Member] | Non-Covered TDRs [Member]
Loans Receivable [Line Items]
Number of Loans		1
Pre-modification Outstanding Recorded Investment		94
Post-modification Outstanding Recorded Investment		51
Home Equity [Member] | Consumer and Other Loans [Member] | TDRs That Subsequently Defaulted In Past 12 Months [Member]
Loans Receivable [Line Items]
Number of Loans	1	2
Recorded Investment	45	273
Indirect Automobile [Member] | Consumer and Other Loans [Member] | TDRs Occurring During The Period [Member] | Non-Covered TDRs [Member]
Loans Receivable [Line Items]
Number of Loans
Pre-modification Outstanding Recorded Investment
Post-modification Outstanding Recorded Investment
Indirect Automobile [Member] | Consumer and Other Loans [Member] | TDRs That Subsequently Defaulted In Past 12 Months [Member]
Loans Receivable [Line Items]
Number of Loans
Recorded Investment
Credit Card [Member] | Consumer and Other Loans [Member] | TDRs Occurring During The Period [Member] | Non-Covered TDRs [Member]
Loans Receivable [Line Items]
Number of Loans
Pre-modification Outstanding Recorded Investment
Post-modification Outstanding Recorded Investment
Credit Card [Member] | Consumer and Other Loans [Member] | TDRs That Subsequently Defaulted In Past 12 Months [Member]
Loans Receivable [Line Items]
Number of Loans
Recorded Investment
Consumer - Other [Member] | Consumer and Other Loans [Member] | TDRs Occurring During The Period [Member] | Non-Covered TDRs [Member]
Loans Receivable [Line Items]
Number of Loans		1
Pre-modification Outstanding Recorded Investment
Post-modification Outstanding Recorded Investment
Consumer - Other [Member] | Consumer and Other Loans [Member] | TDRs That Subsequently Defaulted In Past 12 Months [Member]
Loans Receivable [Line Items]
Number of Loans	1	1
Recorded Investment